Unaudited Interim Condensed Consolidated Statement of Cash Flows (Parenthetical) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement of cash flows [abstract]
Interest paid on lease liabilities	€ 0.6	€ 0.6